World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
3/31/2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	366,395,655.97	21,807
Yield Supplement Overcollateralization Amount 02/29/20	20,609,813.66	0
Receivables Balance 02/29/20	387,005,469.63	21,807
Principal Payments	15,950,829.33	682
Defaulted Receivables	707,897.48	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	19,342,319.66	0
Pool Balance at 03/31/20	351,004,423.16	21,091

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.03%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	3,499,031.35	173
Past Due 61-90 days	1,328,667.15	70
Past Due 91-120 days	270,621.37	12
Past Due 121+ days	0.00	0
Total	5,098,319.87	255

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	453,872.88
Aggregate Net Losses/(Gains) - March 2020	254,024.60
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.79%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	1.07%
Third Prior Net Losses Ratio	0.65%
Four Month Average	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.87%

Overcollateralization Target Amount	9,301,617.21
Actual Overcollateralization	9,301,617.21
Weighted Average APR	2.94%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	43.10

Flow of Funds	$ Amount

Collections	17,307,227.36
Investment Earnings on Cash Accounts	3,204.74
Servicing Fee	0.00
Transfer to Collection Account	0.00
Available Funds	17,310,432.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	803,993.43
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,681,747.93
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,301,617.21
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	1,458,299.86

Total Distributions of Available Funds	17,310,432.10

Servicing Fee	0.00
Unpaid Servicing Fee	322,504.56
Change in amount of the unpaid servicing fee from the prior period	322,504.56

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 03/16/20	356,686,171.09
Principal Paid	14,983,365.14
Note Balance @ 04/15/20	341,702,805.95

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-3
Note Balance @ 03/16/20	260,446,171.09
Principal Paid	14,983,365.14
Note Balance @ 04/15/20	245,462,805.95
Note Factor @ 04/15/20	89.9790344%

Class A-4
Note Balance @ 03/16/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	71,720,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	24,520,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	868,767.10
Total Principal Paid	14,983,365.14
Total Paid	15,852,132.24

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	622,900.43
Principal Paid	14,983,365.14
Total Paid to A-3 Holders	15,606,265.57

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0821174
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.6629529
Total Distribution Amount	19.7450703

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.2833593
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.9243590
Total A-3 Distribution Amount	57.2077183

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	379.20
Noteholders' Principal Distributable Amount	620.80

Account Balances	$ Amount

Reserve Account
Balance as of 03/16/20	2,042,854.72
Investment Earnings	1,160.33
Investment Earnings Paid	(1,160.33)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72